Note 15 - Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Net sales	$ 20,879	$ 18,871	$ 23,261	$ 23,271	$ 36,286	$ 37,011	$ 34,565	$ 26,380	$ 86,282	$ 134,242	$ 112,643
Cost of sales	17,139	16,038	22,616	21,000	31,640	32,912	34,269	27,101	76,793	125,922	113,869
Gross profit (loss)	3,740	2,833	645	2,271	4,646	4,099	296	(721)	9,489	8,320	(1,226)
Research and development expenses	5,270	5,600	7,262	8,576	9,321	9,551	9,433	10,280	26,708	38,585	43,892
Selling and administrative expense	3,640	3,792	4,536	5,126	5,574	5,782	6,215	6,242	17,094	23,813	24,289
Restructuring charges	133	105	4,409	1,451				1,915	6,098	1,915	2,338
Operating loss	(5,303)	(6,664)	(15,562)	(12,882)	(10,249)	(11,234)	(15,352)	(19,158)	(40,411)	(55,993)	(71,745)
Interest income		1	1	5	33	46	65	93	7	237	528
Interest expense	(134)	(76)	(60)	(33)	(31)	(31)	(20)		(303)	(82)
Other income, net		70	587	1,160	290	15	1,508	46	1,817	1,859	1,364
Net loss	$ (5,437)	$ (6,669)	$ (15,034)	$ (11,750)	$ (9,957)	$ (11,204)	$ (13,799)	$ (19,019)	$ (38,890)	$ (53,979)	$ (69,853)
Net loss per share:
Basic (in Dollars per share)	$ (0.06)	$ (0.08)	$ (0.18)	$ (0.14)	$ (0.12)	$ (0.13)	$ (0.17)	$ (0.26)
Diluted (in Dollars per share)	$ (0.06)	$ (0.08)	$ (0.18)	$ (0.14)	$ (0.12)	$ (0.13)	$ (0.17)	$ (0.26)